INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 5,966
Balance at end of period	5,980	$ 5,966
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	7,650	8,163
Additions	100	239
Dispositions	(189)	(13)
Acquisitions through business combinations	0	11
Foreign currency translation	370	(750)
Balance at end of period	7,931	7,650
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(1,684)	(1,232)
Amortization and impairment expense	(291)	(614)
Dispositions	104	12
Foreign currency translation	(80)	150
Balance at end of period	$ (1,951)	$ (1,684)